INTANGIBLE ASSETS - Gross Value (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Value, at the beginning of the year	$ 112,388
Value, at the end of the year	104,026	$ 112,388
Gross value
Intangible assets
Value, at the beginning of the year	139,727	140,042
CAPEX	2,291	2,212
Currency translation adjustments	(117)	(35)
Decreases	(1,559)	(2,492)
Value, at the end of the year	140,342	139,727
Gross value | 3G/4G licenses
Intangible assets
Value, at the beginning of the year	46,564	46,550
CAPEX		14
Value, at the end of the year	46,564	46,564
Gross value | PCS license (Argentina)
Intangible assets
Value, at the beginning of the year	22,070	22,070
Value, at the end of the year	22,070	22,070
Gross value | Nucleo's licenses
Intangible assets
Value, at the beginning of the year	5,413	5,442
CAPEX		5
Currency translation adjustments	(78)	(34)
Value, at the end of the year	5,335	5,413
Gross value | Customer relationships
Intangible assets
Value, at the beginning of the year	29,497	31,906
Currency translation adjustments	(20)	7
Decreases	(21)	(2,416)
Value, at the end of the year	29,456	29,497
Gross value | Brands
Intangible assets
Value, at the beginning of the year	27,811	27,811
Value, at the end of the year	27,811	27,811
Gross value | Incremental Cost from the acquisition of contracts
Intangible assets
Value, at the beginning of the year	5,021	2,837
CAPEX	1,764	2,192
Currency translation adjustments	(15)	(8)
Decreases	(1,538)
Value, at the end of the year	5,232	5,021
Gross value | Other
Intangible assets
Value, at the beginning of the year	3,351	3,426
CAPEX	527	1
Currency translation adjustments	(4)
Decreases		(76)
Value, at the end of the year	$ 3,874	$ 3,351